Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, the Company restructured its operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, the Company completed a “spin out” of its former business line. On April 24, 2020, the Company changed its name to Mitesco, Inc.

Since 2020, the Company’s operations have focused on establishing medical clinics utilizing nurse practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, the Company formed a wholly owned subsidiary, The Good Clinic LLC, a Colorado limited liability company for its clinic business.

The Company opened its first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and have six operating at the time of this filing. The Company intends on opening up to 50 new clinics in the next three years, in addition to any existing sites it might acquire.

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. On April 24, 2020, we changed our name to Mitesco, Inc.

Since 2020, our operations have focused on establishing medical clinics utilizing Nurse Practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, we formed an owned subsidiary, Mitesco NA LLC, which holds The Good Clinic LLC, a Colorado limited liability company for our clinic business. The Company had previously established a strategy to address opportunities in Europe seeking technology solutions, or financing situations, through a Dublin based subsidiary, Acelerar Healthcare Holdings Ltd. After a review of its near-term opportunities in North America, the Board of Directors has determined that any efforts in the European community should be discontinued so that it can best focus on its North American operations. In conjunction with this decision the Company for the period ending December 31, 2021, we will take a one-time charge of $12,500 related to the discontinuation and wind down of our European efforts.

We opened our first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and have six operating at the time of this filing. We have two additional sites under contract with build-out underway in the Denver metropolitan areas before the end of 2022. We are making plans for up to opening up to 50 new clinics in the next three years, in addition to any existing sites we might acquire.